Eaton Vance

Maryland Municipal Income Fund

May 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 91.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Maryland Community Development Administration, (Local Government Infrastructure), 4.00%, 6/1/40	$1,000	$1,195,620

		$1,195,620

Education — 8.2%
District of Columbia, (Gallaudet University):
4.00%, 4/1/33	$165	$199,784
4.00%, 4/1/34	160	192,112
4.00%, 4/1/35	200	239,640
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	1,000	1,047,920
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	1,000	1,254,070
Maryland Health and Higher Educational Facilities Authority, (Stevenson University):
4.00%, 6/1/34	395	464,567
5.00%, 6/1/32	495	638,812
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,151,160
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,269,378
University System of Maryland, 4.00%, 4/1/34	1,000	1,147,680

		$7,605,123

Escrowed/Prerefunded — 5.8%
Baltimore, MD, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$160,077
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 7/1/22, 5.00%, 7/1/33	1,000	1,053,010
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/22, 5.00%, 7/1/37	900	947,709
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), Prerefunded to 3/1/22, 5.00%, 3/1/23	2,000	2,070,560
Montgomery County, MD, Prerefunded to 11/1/24, 5.00%, 11/1/29	1,000	1,161,360

		$5,392,716

General Obligations — 23.2%
Anne Arundel County, MD:
5.00%, 10/1/36	$1,000	$1,250,620
5.00%, 10/1/44	1,000	1,278,550
Baltimore County, MD:
4.00%, 3/23/22	2,000	2,063,380
4.00%, 3/1/40	1,000	1,190,610
5.00%, 11/1/31	1,000	1,319,410
Baltimore, MD, 4.00%, 10/15/25	1,350	1,416,312

Security	Principal Amount (000’s omitted)	Value
Caroline County, MD, 3.00%, 1/15/37	$1,335	$1,453,775
District of Columbia, 5.00%, 10/15/32	1,000	1,297,920
Frederick County, MD:
5.00%, 8/1/24	1,000	1,149,150
5.00%, 8/1/31	675	929,995
Howard County, MD, 4.00%, 8/15/36	1,000	1,235,320
Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,057,100
Montgomery County, MD, (SPA: U.S. Bank, N.A.), 0.01%, 11/1/37(1)	2,820	2,820,000
Prince George’s County, MD, 4.00%, 7/1/32(2)	1,500	1,911,645
Worcester County, MD, 4.00%, 8/1/33	1,000	1,210,200

		$21,583,987

Hospital — 12.1%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 4.00%, 1/1/38	$200	$224,126
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System):
5.00%, 7/1/32	1,000	1,214,750
(LOC: Bank of America, N.A.), 0.05%, 7/1/43(3)	750	750,000
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,047,590
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	573,610
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/24, 5.00%, 7/1/45	1,000	1,144,340
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System):
5.00%, 7/1/29	1,000	1,170,530
(LOC: Wells Fargo Bank, N.A.), 0.04%, 7/1/34(3)	3,000	3,000,000
Maryland Health and Higher Educational Facilities Authority, (UPMC):
4.00%, 4/15/45	500	589,475
5.00%, 4/15/32	275	361,991
Montgomery County, MD, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,200,550

		$11,276,962

Housing — 5.3%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,176,690
Maryland Community Development Administration, 2.30%, 9/1/35	1,000	1,025,410
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/50	315	357,002
5.00%, 7/1/55	1,000	1,215,210
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	150	183,843
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,001,730

		$4,959,885

Industrial Development Revenue — 0.5%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(4)	$490	$504,519

		$504,519

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/23	$135	$138,622

		$138,622

Insured-Escrowed/Prerefunded — 3.2%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,560	$2,948,531

		$2,948,531

Insured-General Obligations — 0.8%
Puerto Rico:
(AGC), 5.00%, 7/1/21	$370	$371,884
(AGM), 5.125%, 7/1/30	195	200,450
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	125	128,545

		$700,879

Insured-Hospital — 4.5%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$4,137,767

		$4,137,767

Insured-Water and Sewer — 0.3%
Baltimore, MD, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$250	$257,313

		$257,313

Senior Living/Life Care — 6.4%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$1,121,840
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/39	1,000	1,129,430
4.00%, 1/1/40	95	107,094
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,285	1,327,739
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	567,140
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,076,850
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	500	622,915

		$5,953,008

Special Tax Revenue — 2.0%
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(4)	$1,000	$1,043,420
Maryland Department of Transportation, 5.00%, 11/1/21	475	484,699
Maryland Economic Development Corp., (Port Covington), 3.25%, 9/1/30	300	338,106

		$1,866,225

Transportation — 10.1%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,136,500
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	350	411,442
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	602,925
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,078,220
Maryland Transportation Authority:
4.00%, 7/1/27	1,000	1,036,660
5.00%, 7/1/22	1,000	1,053,600
(AMT), 4.00%, 6/1/35	1,000	1,169,210

Security	Principal Amount (000’s omitted)	Value
Washington, DC Metropolitan Area Transit Authority:
5.00%, 7/1/31	$1,000	$1,235,090
Green Bonds, 5.00%, 7/15/46(2)	1,250	1,644,050

		$9,367,697

Water and Sewer — 7.7%
Baltimore, MD, (Water Projects):
4.00%, 7/1/37	$330	$404,012
4.00%, 7/1/38	445	541,752
4.00%, 7/1/39	455	549,085
4.00%, 7/1/45	1,000	1,187,940
Washington Suburban Sanitary District, MD:
5.00%, 6/15/30	1,000	1,246,810
(SPA: TD Bank, N.A.), 0.04%, 6/1/23(3)	3,200	3,200,000

		$7,129,599

Total Tax-Exempt Municipal Obligations — 91.6% (identified cost $80,508,551)		$85,018,453

Taxable Municipal Obligations — 2.6%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.9%
Watertown, CT:
2.05%, 10/15/31	$305	$309,846
2.35%, 10/15/34	285	289,204
2.50%, 10/15/36	275	278,614

		$877,664

Hospital — 1.1%
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	$1,000	$1,014,150

		$1,014,150

Transportation — 0.6%
Prince George’s County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$282,065
2.593%, 8/1/27	260	264,646

		$546,711

Total Taxable Municipal Obligations — 2.6% (identified cost $2,400,000)		$2,438,525

Total Investments — 94.2% (identified cost $82,908,551)		$87,456,978

Other Assets, Less Liabilities — 5.8%		$5,429,377

Net Assets — 100.0%		$92,886,355

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2021, 9.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 8.1% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2021.

(2)	When-issued security.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2021.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2021, the aggregate value of these securities is $1,547,939 or 1.7% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$85,018,453	$—	$85,018,453
Taxable Municipal Obligations	—	2,438,525	—	2,438,525
Total Investments	$—	$87,456,978	$—	$87,456,978

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.